Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid Expenses and Other Current Assets

NOTE 4 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	September 30, 2021	December 31, 2020
Prepaid expenses	$1,238	$734
Other current assets	2,247	552
	$3,485	$1,286

NOTE 3 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following as of December 31:

	2020	2019
Prepaid expenses	$734	$1,068
Other current assets	552	502
	$1,286	$1,570